Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Rental revenue	$ 163,178	$ 154,809	$ 489,532	$ 256,062	$ 419,239	$ 0	$ 0
Tenant reimbursements and other	19,620	17,690	61,621	27,340	48,309	0	0
Revenues, net	182,798	172,499	551,153	283,402	467,548	0	0
Expenses
Depreciation	68,662	54,260	190,573	158,860	220,667	196,816	186,262
Property transactions, net	1,662	1,442	19,104	2,651	4,684	6,665	0
Property taxes	18,983	17,690	60,112	44,231	65,120	48,122	48,346
Property insurance	0	0	0	2,943	2,943	10,351	11,634
Amortization of above market lease, net	172	114	515	114	286	0	0
Acquisition-related expenses	1,059	9,500	1,059	10,099	10,178	0	0
General and administrative	2,882	2,701	8,223	6,490	9,896	0	0
Expenses, net	93,420	85,707	279,586	225,388	313,774	261,954	246,242
Operating income (loss)	89,378	86,792	271,567	58,014	153,774	(261,954)	(246,242)
Non-operating income (expense)
Interest income	1,480	0	3,039	0	774	0	0
Interest expense	(45,544)	(42,839)	(134,998)	(72,314)	(116,212)	0	0
Other non-operating	(126)	(367)	(1,438)	(439)	(726)	0	0
Non-operating income (expense)	(44,190)	(43,206)	(133,397)	(72,753)	(116,164)	0	0
Income (loss) before income taxes	45,188	43,586	138,170	(14,739)	37,610	(261,954)	(246,242)
Provision for income taxes	(1,488)	(915)	(3,903)	(915)	(2,264)	0	0
Net income (loss)	43,700	42,671	134,267	(15,654)	35,346	(261,954)	(246,242)
Less: Net (income) loss attributable to noncontrolling interest	(32,675)	(32,080)	(101,214)	33,198	(5,408)	261,954	246,242
Net income attributable to Class A shareholders		$ 10,591			$ 29,938
Weighted average Class A shares outstanding:
Net income per Class A share (basic)		$ 0.18			$ 0.52
Net income per Class A share (diluted)		$ 0.18			$ 0.52
Class A Shares
Non-operating income (expense)
Net income attributable to Class A shareholders	$ 11,025	$ 10,591	$ 33,053	$ 17,544	$ 29,938	0	0
Weighted average Class A shares outstanding:
Basic (in shares)	60,614,664	57,500,000	58,612,916	57,500,000	57,502,158
Diluted (in shares)	60,755,186	57,752,163	58,807,948	57,745,665	57,751,489
Net income per Class A share (basic)	$ 0.18	$ 0.18	$ 0.56	$ 0.31	$ 0.52
Net income per Class A share (diluted)	0.18	0.18	0.56	0.30	$ 0.52
Dividends declared per Class A share (in usd per share)	$ 0.3950	$ 0.3875	$ 1.1775	$ 0.6507
MGP Operating Partnership
Revenues
Rental revenue	$ 163,178	$ 154,809	$ 489,532	$ 256,062	$ 419,239	0	0
Tenant reimbursements and other	19,620	17,690	61,621	27,340	48,309	0	0
Revenues, net	182,798	172,499	551,153	283,402	467,548	0	0
Expenses
Depreciation	68,662	54,260	190,573	158,860	220,667	196,816	186,262
Property transactions, net	1,662	1,442	19,104	2,651	4,684	6,665	0
Property taxes	18,983	17,690	60,112	44,231	65,120	48,122	48,346
Property insurance	0	0	0	2,943	2,943	10,351	11,634
Amortization of above market lease, net	172	114	515	114	286	0	0
Acquisition-related expenses	1,059	9,500	1,059	10,099	10,178	0	0
General and administrative	2,882	2,701	8,223	6,490	9,896	0	0
Expenses, net	93,420	85,707	279,586	225,388	313,774	261,954	246,242
Operating income (loss)	89,378	86,792	271,567	58,014	153,774	(261,954)	(246,242)
Non-operating income (expense)
Interest income	1,480	0	3,039	0	774	0	0
Interest expense	(45,544)	(42,839)	(134,998)	(72,314)	(116,212)	0	0
Other non-operating	(126)	(367)	(1,438)	(439)	(726)	0	0
Non-operating income (expense)	(44,190)	(43,206)	(133,397)	(72,753)	(116,164)	0	0
Income (loss) before income taxes	45,188	43,586	138,170	(14,739)	37,610	(261,954)	(246,242)
Provision for income taxes	(1,488)	(915)	(3,903)	(915)	(2,264)	0	0
Net income (loss)	$ 43,700	$ 42,671	$ 134,267	$ (15,654)	$ 35,346	$ (261,954)	$ (246,242)
Weighted average Operating Partnership units outstanding:
Basic (in usd per unit)	245,976,800	233,642,286	243,975,052	225,997,423
Diluted (in usd per unit)	246,117,322	233,894,449	244,170,084	226,243,088
Net income per Operating Partnership unit (basic) (in usd per unit)	$ 0.18	$ 0.18	$ 0.55	$ 0.30	$ 0.52
Net income per Operating Partnership unit (diluted) (in usd per unit)	0.18	0.18	0.55	0.30	$ 0.52
Distributions declared per Operating Partnership unit (in usd per unit)	$ 0.3950	$ 0.3875	$ 1.1775	$ 0.6507